Oinverse (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of Subsidiaries

		Equity interest
Entity	Domicile	12/31/2025	12/31/2024
On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda.	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Clouds Inc.	Delaware, USA	100%	100%
On Europe AG	Zurich, CH	100%	100%
On Experience 1-22, LLC(1)	Delaware, USA(1)	100%	100%
On Hong Kong Ltd.	Hong Kong, SAR of CN	100%	100%
On Inc.	Oregon, USA	100%	100%
On Italy S.r.l.	Milan, IT	100%	100%
On Japan K.K.	Yokohama, JP	100%	100%
On Korea Ltd.	Seoul, Korea	100%	100%
On Oceania Pty Ltd.	Melbourne, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running Kenya Limited	Nairobi, KE	100%	—%
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Running UK Ltd.	London, UK	100%	100%
On Services UK Ltd.	London, UK	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
PT OnRunning Services Indonesia	Jakarta, ID	100%	—%
Brunner Mettler GmbH	Zurich, CH	100%	100%
(1) On Experience 1-22, LLC consists of twenty-two entities (retail stores). They are all 100% owned as of December 31, 2025 and are all 100%
owned as of December 31, 2024, excluding On Experience 13-22, LLC entities, which were established during fiscal year 2025 and therefore did not exist as of December 31, 2024.